Restatement of Previously Issued Consolidated Financial Statements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Restatement of Previously Issued Consolidated Financial Statements
Schedule of Restatement of Previously Issued Financial Statements

		Restatement
Consolidated Balance Sheet	As Filed	Adjustments	As Restated
Assets
Accounts receivable, net	$4,661	$(393)	$4,268
Prepaid expenses and other current assets	3,891	189	4,080
Total current assets	216,005	(204)	215,801
Total assets	268,591	(204)	268,387

Liabilities and Stockholders’ Equity
Accounts payable	$8,903	$300	$9,203
Accrued expenses and other current liabilities	9,991	(86)	9,905
Deferred revenue	4,870	338	5,208
Total current liabilities	31,174	552	31,726
Earnout liability, at fair value	50,442	(204)	50,238
Private warrant liability, at fair value	—	31,534	31,534
Total liabilities	129,180	31,882	161,062
Additional paid-in capital	454,486	(29,663)	424,823
Accumulated deficit	(315,083)	(2,423)	(317,506)
Total stockholders’ equity	139,411	(32,086)	107,325
Total liabilities and stockholders’ equity	268,591	(204)	268,387

		Restatement
	As Filed	Adjustments	As Restated
Consolidated statement of operations
Revenue	$73,216	$(917)	$72,299
Operating expenses:
Selling and marketing	$41,768	$(103)	$41,665
Product and technology	28,298	248	28,546
General and administrative	28,387	(188)	28,199
Total operating expenses	114,573	(43)	114,530
Operating loss	(41,357)	(874)	(42,231)
Other income (expense):
Other income (expense), net	$2,791	$(1,547)	$1,244
Total other income (expense)	(11,943)	(1,547)	(13,490)
Loss before income taxes	(53,300)	(2,421)	(55,721)
Income tax (benefit) expense	(1,691)	2	(1,689)
Net loss	(51,609)	(2,423)	(54,032)
Net loss attributable to common stockholders	(68,893)	(2,423)	(71,316)
Net loss attributable per share to common stockholders:
Basic	$(1.90)	$(0.06)	$(1.96)
Diluted	$(1.90)	$(0.13)	$(2.03)

		Restatement
	As Filed	Adjustments	As Restated
Consolidated statement of cash flows
Net loss	$(51,609)	$(2,423)	$(54,032)
Adjustments to reconcile net loss to net cash used in operating activities
Loss on remeasurement of private warrant liability	$—	$(2,427)	$(2,427)
Stock-based compensation	11,409	(113)	11,296
Other	(200)	207	7
Change in operating assets and liabilities, net of acquisitions and divestitures
Accounts receivable	$16	$187	$203
Prepaid expenses and other current assets	(2,398)	(189)	(2,587)
Accounts payable	3,793	299	4,092
Accrued expenses and other current liabilities	(15,860)	(86)	(15,946)
Deferred revenue	1,868	338	2,206
Other	(1,788)	4,207	2,419
Net cash used in operating activities	$(48,669)	—	(48,669)
Net cash used in investing activities	$(10,671)	—	(10,671)
Net cash provided by financing activities	$259,614	—	259,614
Change in cash, cash equivalents, and restricted cash	$200,274	—	200,274
Cash, cash equivalents, and restricted cash, beginning of period	$7,179	—	7,179
Cash, cash equivalents, and restricted cash end of period	$207,453	—	207,453

Schedule of cash, cash equivalents and restricted cash

	March 31, 2021	December 31, 2020
Cash and cash equivalents	$222,948	$196,046
Restricted cash - current	10,435	11,407
Cash, cash equivalents and restricted cash	$233,383	$207,453

	December 31, 2020	December 31, 2019
Cash and cash equivalents	$196,046	$4,179
Restricted cash - current	11,407	—
Restricted cash - non-current	—	3,000
Cash, cash equivalents and restricted cash	$207,453	$7,179

Schedule of property plant and equipment useful lives

Estimated Useful Lives
Software and computer equipment	3 years
Furniture, office equipment and other	3 – 5 years
Internally developed software	2 years
Leasehold improvements	Shorter of useful life or remaining lease term

Schedule of components of other income (expense), net

	2021	2020
Loss on remeasurement of debt (Note 3)	—	(454)
Loss on remeasurement of legacy preferred stock warrant liability	—	(1,079)
Loss on extinguishment of debt, net	—	(247)
Other, net	83	(94)
	$83	$(1,874)

	2020
	(as restated)	2019
Gain on remeasurement of private warrant liability (Note 3)	$2,427	$—
Loss on remeasurement of Legacy Porch warrants (Note 3)	(2,584)	(2,090)
Transaction costs - recapitalization	(3,974)	—
Gain (loss) on extinguishment of debt, net (Note 6)	5,748	(483)
Loss on remeasurement of debt (Note 3)	(895)	(6,159)
Gain on settlement of accounts payable	796	735
Other, net	(274)	30
	$1,244	$(7,967)